SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 71.2%
	Automobiles & Components — 1.8%
	Automobiles — 1.8%
	Daimler AG	133,563	$ 10,277,832
	Stellantis NV	74,500	1,397,620
			11,675,452
	Banks — 6.8%
	Banks — 6.8%
	BNP Paribas SA	169,600	11,734,051
	ING Groep NV	774,800	10,798,785
	JPMorgan Chase & Co.	36,400	5,763,940
	Mitsubishi UFJ Financial Group, Inc.	1,629,100	8,850,079
	Regions Financial Corp.	321,500	7,008,700
			44,155,555
	Capital Goods — 3.1%
	Aerospace & Defense — 2.5%
	Lockheed Martin Corp.	45,850	16,295,548
	Industrial Conglomerates — 0.2%
	Siemens AG	9,100	1,581,818
	Machinery — 0.4%
[a]	Daimler Truck Holding AG	66,781	2,455,013
			20,332,379
	Consumer Durables & Apparel — 1.4%
	Household Durables — 0.5%
	Sony Group Corp. Sponsored ADR	25,025	3,163,160
	Textiles, Apparel & Luxury Goods — 0.9%
	LVMH Moet Hennessy Louis Vuitton SE	7,200	5,959,362
			9,122,522
	Diversified Financials — 1.2%
	Capital Markets — 1.2%
	CME Group, Inc.	35,000	7,996,100
			7,996,100
	Energy — 2.6%
	Oil, Gas & Consumable Fuels — 2.6%
	TotalEnergies SE	332,000	16,869,331
			16,869,331
	Food & Staples Retailing — 2.9%
	Food & Staples Retailing — 2.9%
	Tesco plc	2,250,700	8,831,615
	Walgreens Boots Alliance, Inc.	197,937	10,324,394
			19,156,009
	Food, Beverage & Tobacco — 2.0%
	Food Products — 0.2%
	Nestle SA	12,000	1,678,314
	Tobacco — 1.8%
	Altria Group, Inc.	243,990	11,562,686
			13,241,000
	Insurance — 4.6%
	Insurance — 4.6%
	Assicurazioni Generali SpA	747,300	15,850,418
	Legal & General Group plc	1,643,600	6,618,467
	NN Group NV	142,000	7,696,963
			30,165,848
	Materials — 7.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Chemicals — 2.5%
[a]	Fertiglobe plc	2,736,000	$ 2,621,996
	LyondellBasell Industries NV Class A	151,571	13,979,393
	Metals & Mining — 5.4%
	BHP Group Ltd.	370,500	11,186,626
	Glencore plc	1,547,800	7,855,295
	MMC Norilsk Nickel PJSC ADR	355,160	10,985,099
	Severstal PAO GDR	236,300	5,089,902
			51,718,311
	Media & Entertainment — 5.4%
	Entertainment — 2.6%
	Nintendo Co. Ltd.	17,000	7,928,801
[a]	Sea Ltd. ADR	40,905	9,150,858
	Interactive Media & Services — 2.8%
[a]	Meta Platforms, Inc. Class A	37,200	12,512,220
	Tencent Holdings Ltd.	91,600	5,366,157
			34,958,036
	Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
	Biotechnology — 2.3%
	AbbVie, Inc.	111,177	15,053,366
	Pharmaceuticals — 7.0%
	AstraZeneca plc	150,500	17,677,890
	Merck & Co., Inc.	221,591	16,982,734
	Pfizer, Inc.	184,100	10,871,105
			60,585,095
	Retailing — 0.9%
	Internet & Direct Marketing Retail — 0.9%
[a]	MercadoLibre, Inc.	4,300	5,798,120
			5,798,120
	Semiconductors & Semiconductor Equipment — 5.9%
	Semiconductors & Semiconductor Equipment — 5.9%
	ASML Holding NV	6,950	5,591,815
	Broadcom, Inc.	14,400	9,581,904
	NVIDIA Corp.	9,100	2,676,401
	QUALCOMM, Inc.	47,000	8,594,890
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	100,682	12,113,051
			38,558,061
	Software & Services — 5.3%
	Information Technology Services — 3.3%
[a]	Adyen NV	2,650	6,973,851
	Mastercard, Inc. Class A	22,400	8,048,768
[a]	Shopify, Inc. Class A	4,800	6,611,472
	Software — 2.0%
	Microsoft Corp.	24,400	8,206,208
[a]	ServiceNow, Inc.	7,500	4,868,325
			34,708,624
	Technology Hardware & Equipment — 4.6%
	Communications Equipment — 3.6%
	Cisco Systems, Inc.	232,500	14,733,525
	Telefonaktiebolaget LM Ericsson Class B	777,800	8,589,525
	Electronic Equipment, Instruments & Components — 1.0%
	Keyence Corp.	11,000	6,911,936
			30,234,986
	Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 1.7%
	Orange SA	1,029,972	11,037,898
	Wireless Telecommunication Services — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Vodafone Group plc	2,050,000	$ 3,114,965
			14,152,863
	Utilities — 3.3%
	Electric Utilities — 3.3%
	Electricite de France SA	462,140	5,435,090
	Endesa SA	446,400	10,266,170
	Enel SpA	761,000	6,104,642
			21,805,902
	Total Common Stock (Cost $457,602,680)		465,234,194
	Preferred Stock — 0.2%
	Diversified Financials — 0.2%
	Diversified Financial Services — 0.2%
[b]	Compass Diversified Holdings Series C, 7.875%	57,660	1,552,207
			1,552,207
	Total Preferred Stock (Cost $1,477,243)		1,552,207
	Asset Backed Securities — 2.6%
	Auto Receivables — 0.5%
	Carvana Auto Receivables Trust,
[c]	Series 2021-N3 Class R, due 6/12/2028	$ 4,000	1,560,466
[c]	Series 2021-P3 Class R, due 9/11/2028	2,500	1,439,395
			2,999,861
	Other Asset Backed — 2.1%
[c]	Fat Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	1,500,000	1,464,709
[c,d]	Goldman Home Improvement Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	1,512,250
[c]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	1,000,000	984,554
[c]	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	4,500	2,559,040
[c,d]	Mosaic Solar Loan Trust Series 2021-3A Class R, due 6/20/2052	8,500,000	2,593,350
	Upstart Pass-Through Trust,
[c]	Series 2021-ST7 Class CERT, due 9/20/2029	3,000,000	3,358,110
[c]	Series 2021-ST8 Class CERT, due 10/20/2029	1,000,000	1,189,940
			13,661,953
	Total Asset Backed Securities (Cost $15,887,654)		16,661,814
	Corporate Bonds — 16.3%
	Capital Goods — 1.2%
	Aerospace & Defense — 1.2%
[c]	BWX Technologies, Inc., 4.125% due 6/30/2028	2,300,000	2,333,189
[c]	Spirit AeroSystems, Inc., 7.50% due 4/15/2025	3,000,000	3,156,480
[c]	TransDigm, Inc., 6.25% due 3/15/2026	2,000,000	2,078,260
			7,567,929
	Commercial & Professional Services — 0.6%
	Commercial Services & Supplies — 0.6%
[c,e]	Cimpress plc, 7.00% due 6/15/2026	2,000,000	2,090,080
[c]	Nielsen Finance LLC/Nielsen Finance Co., 4.75% due 7/15/2031	1,940,000	1,922,404
			4,012,484
	Consumer Durables & Apparel — 0.5%
	Household Durables — 0.5%
[c]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	3,000,000	3,148,320
			3,148,320
	Consumer Services — 0.6%
	Hotels, Restaurants & Leisure — 0.6%
[c]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	73,000	74,427
[c]	Papa John’s International, Inc., 3.875% due 9/15/2029	2,350,000	2,333,762
[c]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	1,500,000	1,595,265

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			4,003,454
	Diversified Financials — 2.0%
	Capital Markets — 1.0%
[c,e]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	$ 1,300,000	$ 1,254,500
[c]	LPL Holdings, Inc., 4.625% due 11/15/2027	3,000,000	3,107,760
[c]	StoneX Group, Inc., 8.625% due 6/15/2025	2,000,000	2,130,140
	Consumer Finance — 0.5%
	FirstCash, Inc.,
[c]	4.625% due 9/1/2028	2,000,000	1,998,840
[c]	5.625% due 1/1/2030	1,500,000	1,529,820
	Diversified Financial Services — 0.5%
[c]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	3,000,000	3,063,480
			13,084,540
	Energy — 2.0%
	Oil, Gas & Consumable Fuels — 2.0%
[c]	Chesapeake Energy Corp., 5.50% due 2/1/2026	1,975,000	2,080,781
[c]	Citgo Holding, Inc., 9.25% due 8/1/2024	1,500,000	1,506,945
	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75% due 5/15/2025	2,000,000	2,047,580
[c,e]	Parkland Corp., 4.50% due 10/1/2029	2,000,000	2,003,300
	Petroleos Mexicanos,
[e]	3.50% due 1/30/2023	1,295,000	1,307,043
[e]	5.95% due 1/28/2031	2,000,000	1,947,020
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	2,000,000	2,115,000
			13,007,669
	Food & Staples Retailing — 0.2%
	Food & Staples Retailing — 0.2%
[c]	KeHE Distributors LLC/KeHE Finance Corp., 8.625% due 10/15/2026	1,286,000	1,372,252
			1,372,252
	Food, Beverage & Tobacco — 1.4%
	Food Products — 0.5%
[c]	Post Holdings, Inc., 4.625% due 4/15/2030	3,000,000	3,044,730
	Tobacco — 0.9%
[c]	Vector Group Ltd., 10.50% due 11/1/2026	5,630,000	5,834,144
			8,878,874
	Health Care Equipment & Services — 0.4%
	Health Care Providers & Services — 0.4%
[c]	Tenet Healthcare Corp., 5.125% due 11/1/2027	2,500,000	2,606,475
			2,606,475
	Household & Personal Products — 1.5%
	Household Products — 1.1%
[c]	Prestige Brands, Inc., 3.75% due 4/1/2031	3,300,000	3,195,291
[c]	Scotts Miracle-Gro Co., 4.375% due 2/1/2032	1,302,000	1,298,459
[c]	Spectrum Brands, Inc., 3.875% due 3/15/2031	3,000,000	2,964,180
	Personal Products — 0.4%
[c]	Edgewell Personal Care Co., 5.50% due 6/1/2028	2,500,000	2,654,900
			10,112,830
	Insurance — 0.1%
	Insurance — 0.1%
[e]	Enstar Group Ltd., 3.10% due 9/1/2031	1,000,000	978,960
			978,960
	Materials — 1.5%
	Chemicals — 0.6%
[c,e]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.75% due 4/30/2026	2,000,000	2,043,080
[c,e]	SPCM SA, 3.125% due 3/15/2027	2,000,000	1,976,520
	Containers & Packaging — 0.5%
[c]	Matthews International Corp., 5.25% due 12/1/2025	3,145,000	3,225,197

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Metals & Mining — 0.4%
[e]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	$ 2,500,000	$ 2,475,950
			9,720,747
	Media & Entertainment — 0.8%
	Media — 0.8%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 3/1/2030	2,000,000	2,084,960
[c,e]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	3,000,000	3,091,830
			5,176,790
	Real Estate — 0.8%
	Equity Real Estate Investment Trusts — 0.5%
[c]	Iron Mountain, Inc., 5.00% due 7/15/2028	3,000,000	3,096,600
	Real Estate Management & Development — 0.3%
[c]	Cushman & Wakefield US Borrower LLC, 6.75% due 5/15/2028	1,800,000	1,936,782
			5,033,382
	Semiconductors & Semiconductor Equipment — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
[c]	Qorvo, Inc., 3.375% due 4/1/2031	2,000,000	2,034,860
			2,034,860
	Software & Services — 1.0%
	Information Technology Services — 0.7%
[c]	Sabre GLBL, Inc., 9.25% due 4/15/2025	1,580,000	1,785,242
[c]	Science Applications International Corp., 4.875% due 4/1/2028	3,000,000	3,075,450
	Software — 0.3%
[c]	Audatex North America, Inc., 6.125% due 11/1/2023	250,000	228,983
[c]	Open Text Holdings, Inc., 4.125% due 12/1/2031	1,500,000	1,518,030
			6,607,705
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
[c,e]	Vmed O2 UK Financing I plc, 4.25% due 1/31/2031	2,000,000	1,959,980
			1,959,980
	Utilities — 1.1%
	Electric Utilities — 0.5%
[c,e]	AES Andres BV, 5.70% due 5/4/2028	1,600,000	1,628,528
[e]	Comision Federal de Electricidad, 5.00% due 9/29/2036	1,580,000	1,667,801
	Gas Utilities — 0.6%
	Rockpoint Gas Storage Canada Ltd.,
[c,e]	7.00% due 3/31/2023	3,903,000	3,907,996
[e]	7.00% due 3/31/2023	148,000	148,189
			7,352,514
	Total Corporate Bonds (Cost $107,211,783)		106,659,765
	Convertible Bonds — 0.5%
	Diversified Financials — 0.4%
	Diversified Financial Services — 0.4%
	EZCORP, Inc., 2.375% due 5/1/2025	2,500,000	2,276,375
			2,276,375
	Media & Entertainment — 0.1%
	Media — 0.1%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	1,536,000	967,450
			967,450
	Total Convertible Bonds (Cost $3,289,524)		3,243,825

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Other Government — 1.0%
[c,e]	Egypt Government International Bond, 7.60% due 3/1/2029	$ 2,500,000	$ 2,481,050
[c,e]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	2,000,000	1,962,700
[c,e]	Oman Government International Bond, 5.625% due 1/17/2028	2,000,000	2,119,720
	Total Other Government (Cost $6,819,034)		6,563,470
	U.S. Government Agencies — 0.2%
[b,c,f]	Farm Credit Bank of Texas, Series 4, 5.70% (H15T5Y + 5.42%), 9/15/2025	1,000,000	1,065,000
	Total U.S. Government Agencies (Cost $1,079,079)		1,065,000
	Mortgage Backed — 1.6%
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-J3 Class A3I1, 0.50% due 9/25/2051	5,637,269	118,862
[c,f,g]	Series 2021-J3 Class A5I2, 0.25% due 9/25/2051	46,458,873	492,655
[c,f,g]	Series 2021-J3 Class AIOS, 0.08% due 9/25/2051	48,649,034	145,947
[c,f]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	350,000	264,379
[c,f]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	200,000	76,832
[c,f]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	1,761,154	1,757,465
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-11 Class A3X, 0.50% due 1/25/2052	4,138,161	79,190
[c,f,g]	Series 2021-11 Class AX1, 0.24% due 1/25/2052	75,064,313	635,404
[c,f,g]	Series 2021-11 Class AX4, 0.30% due 1/25/2052	9,623,630	110,898
[c,f]	Series 2021-11 Class B5, 3.04% due 1/25/2052	744,839	625,582
[c,f]	Series 2021-11 Class B6, 2.983% due 1/25/2052	913,669	474,841
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-INV2 Class AX1, 0.137% due 8/25/2051	115,179,594	594,430
[c,f,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,891,900	221,730
[c,f]	Series 2021-INV2 Class B5, 3.337% due 8/25/2051	326,884	281,069
[c,f]	Series 2021-INV2 Class B6, 3.388% due 8/25/2051	1,572,276	857,958
[c,f,g]	Series 2021-INV3 Class AX1, 0.184% due 10/25/2051	30,246,229	199,344
[c,f,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	2,455,051	54,134
[c,f]	Series 2021-INV3 Class B5, 3.234% due 10/25/2051	99,508	84,747
[c,f]	Series 2021-INV3 Class B6, 3.234% due 10/25/2051	427,886	235,760
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-INV1 Class AX1, 0.765% due 6/25/2051	38,243,895	1,105,727
[c,f]	Series 2021-INV1 Class B5, 3.265% due 6/25/2051	382,130	328,472
[c,f]	Series 2021-INV1 Class B6, 2.926% due 6/25/2051	684,856	403,621
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	33,321,433	588,123
[c,f]	Series 2021-INV1 Class B4, 3.335% due 8/25/2051	523,310	485,076
[c,f]	Series 2021-INV1 Class B5, 3.335% due 8/25/2051	413,664	355,790
[c,f]	Series 2021-INV1 Class B6, 3.335% due 8/25/2051	323,954	167,414
	Total Mortgage Backed (Cost $11,014,333)		10,745,450
	Loan Participations — 3.2%
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[h]	TKC Holdings, Inc., (LIBOR 3 Month + 5.50%) due 5/15/2028	2,000,000	2,000,000
			2,000,000
	Health Care Equipment & Services — 0.4%
	Health Care Providers & Services — 0.4%
[i]	Change Healthcare Holdings LLC, 3.50% (LIBOR 1 Month + 2.50%) due 3/1/2024	2,317,733	2,315,091
			2,315,091
	Media & Entertainment — 0.5%
	Media — 0.5%
[i]	DirecTV Financing LLC, 5.75% (LIBOR 3 Month + 5.00%) due 8/2/2027	3,421,250	3,422,242
			3,422,242
	Pharmaceuticals, Biotechnology & Life Sciences — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Life Sciences Tools & Services — 0.2%
[i]	Avantor Funding, Inc., 2.50% (LIBOR 1 Month + 2.00%) due 11/21/2024	$ 1,288,260	$ 1,285,039
			1,285,039
	Real Estate — 0.4%
	Equity Real Estate Investment Trusts — 0.4%
[i]	CoreCivic, Inc., 5.50% (LIBOR 1 Month + 4.50%) due 12/18/2024	2,802,752	2,779,406
			2,779,406
	Semiconductors & Semiconductor Equipment — 0.3%
	Information Technology Services — 0.3%
[i]	Xperi Corporation, 3.604% (LIBOR 1 Month + 3.50%) due 6/8/2028	1,950,000	1,944,637
			1,944,637
	Software & Services — 1.1%
	Information Technology Services — 0.3%
[i]	Vericast Corp., 8.75% (LIBOR 3 Month + 7.75%) due 6/16/2026	2,431,401	2,200,418
	Internet Software & Services — 0.3%
[i]	Dun & Bradstreet Corporation, 3.352% (LIBOR 1 Month + 3.25%) due 2/6/2026	1,984,937	1,975,727
	Software — 0.5%
[i]	LogMeIn, Inc., 4.839% (LIBOR 3 Month + 4.75%) due 8/31/2027	2,984,925	2,965,433
			7,141,578
	Total Loan Participations (Cost $20,689,509)		20,887,993
	Short-Term Investments — 2.3%
[j]	Thornburg Capital Management Fund	1,496,565	14,965,652
	Total Short-Term Investments (Cost $14,965,652)		14,965,652
	Total Investments — 99.1% (Cost $640,036,491)		$647,579,370
	Other Assets Less Liabilities — 0.9%		6,203,292
	Net Assets — 100.0%		$653,782,662

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT DECEMBER 31, 2021
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
WRITTEN CALL OPTIONS – (0.2)%
FOOD & STAPLES RETAILING – (0.1)%
Walgreens Boots Alliance, Inc.	BOA	67,037	USD	50.00	1/21/2022	USD	3,496,650	$ 150,163	$ (198,076)
SOFTWARE & SERVICES – (0.0)%
Adyen NV	JPM	1,125	EUR	2,660.00	1/21/2022	EUR	2,600,437	127,681	(5,132)
Shopify, Inc.	BOA	2,200	USD	1,600.00	1/14/2022	USD	3,030,258	67,100	(6,596)
Mastercard, Inc.	GST	9,300	USD	370.00	1/21/2022	USD	3,341,676	46,035	(34,037)

								240,816	(45,765)
MATERIALS – (0.0)%
LyondellBasell Industries NV	BOA	36,400	USD	100.00	1/21/2022	USD	3,357,172	34,216	(8,012)
TECHNOLOGY HARDWARE & EQUIPMENT – (0.1)%
Cisco Systems Inc/Delaware	BOA	58,400	USD	57.50	1/21/2022	USD	3,700,808	49,056	(342,808)
Telefonaktiebolaget LM Ericsson	JPM	310,000	SEK	102.50	2/18/2022	SEK	30,934,900	68,139	(89,396)
Keyence Corp.	JPM	11,000	JPY	75,000.00	1/13/2022	JPY	795,080,000	132,462	(45,762)

								249,657	(477,966)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.0)%
AstraZeneca plc	JPM	40,500	GBP	86.00	1/07/2022	GBP	3,514,590	67,656	(65,366)
Merck & Co., Inc.	BOA	42,500	USD	80.00	1/28/2022	USD	3,257,200	34,000	(25,362)

								101,656	(90,728)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2021 (Unaudited)

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT DECEMBER 31, 2021
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
TELECOMMUNICATION SERVICES – (0.0)%
Vodafone Group plc	BOA	2,050,000	GBP	1.15	1/21/2022	GBP	2,301,330	$ 50,438	$ (44,535)
BANKS – (0.0)%
Regions Financial Corp.	BOA	113,800	USD	24.00	1/21/2022	USD	2,480,840	55,762	(7,626)
Mitsubishi UFJ Financial Group, Inc.	JPM	569,000	JPY	650.00	1/14/2022	JPY	355,568,100	64,297	(12,922)
BNP Paribas SA	BOA	51,000	EUR	60.00	1/21/2022	EUR	3,099,270	29,479	(102,924)
ING Groep NV	BOA	340,000	EUR	12.50	1/21/2022	EUR	4,162,280	59,227	(56,878)

								208,765	(180,350)
MEDIA & ENTERTAINMENT – (0.0)%
Meta Platforms, Inc.	BOA	9,900	USD	365.00	1/14/2022	USD	3,329,865	19,602	(5,992)
CAPITAL GOODS – (0.0)%
Lockheed Martin Corp.	GST	14,200	USD	360.00	1/28/2022	USD	5,046,822	68,870	(94,502)
INSURANCE – (0.0)%
Assicurazioni Generali SpA	BOA	234,000	EUR	18.50	1/21/2022	EUR	4,359,420	92,043	(88,077)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.0)%
Taiwan Semiconductor Manufacturing Co. Ltd.	GST	27,300	USD	125.00	1/28/2022	USD	3,284,463	54,600	(53,227)

TOTAL WRITTEN CALL OPTIONS								$1,270,826	$(1,287,230)
WRITTEN PUT OPTIONS – (0.0)%
MATERIALS – (0.0)%
Glencore plc	JPM	360,000	GBP	3.40	1/21/2022	GBP	1,349,820	$ 33,003	$ (5,999)
INSURANCE – (0.0)%
NN Group NV	JPM	52,000	EUR	45.00	1/21/2022	EUR	2,475,720	37,119	(10,625)
Legal & General Group plc	JPM	875,000	GBP	2.80	1/21/2022	GBP	2,603,125	24,376	(9,874)

								61,495	(20,499)
BANKS – (0.0)%
Regions Financial Corp.	BOA	161,200	USD	20.00	1/21/2022	USD	3,514,160	54,808	(20,443)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.0)%
Pfizer, Inc.	GST	81,400	USD	48.00	1/14/2022	USD	4,806,670	74,074	(1,197)
Roche Holding AG	JPM	12,500	CHF	360.00	1/21/2022	CHF	4,738,750	72,595	(26,947)
Roche Holding AG	JPM	12,200	CHF	370.00	2/18/2022	CHF	4,625,020	78,731	(89,041)

								225,400	(117,185)
FOOD & STAPLES RETAILING – (0.0)%
Tesco plc	JPM	1,300,000	GBP	2.75	1/21/2022	GBP	3,768,700	51,722	(27,406)
ENERGY – (0.0)%
TotalEnergies SE	JPM	70,000	EUR	41.00	1/14/2022	EUR	3,124,100	46,622	(6,535)
TELECOMMUNICATION SERVICES – (0.0)%
Orange SA	BOA	318,000	EUR	9.00	2/18/2022	EUR	2,993,334	57,685	(45,536)
CONSUMER DURABLES & APPAREL – (0.0)%
Sony Group Corp.	GST	28,200	USD	115.00	1/28/2022	USD	3,564,480	36,660	(15,766)
UTILITIES – (0.0)%
Enel SpA	JPM	500,000	EUR	7.00	1/20/2022	EUR	3,523,000	45,282	(53,082)

TOTAL WRITTEN PUT OPTIONS								$612,677	$(312,451)

TOTAL								$1,883,503	$(1,599,681)

*	Counterparties include JPMorgan Chase Bank, N.A. (“JPM”), Bank of America ("BOA") and Goldman Sachs International ("GST").

Footnote Legend
a	Non-income producing.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2021 (Unaudited)

b	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $129,007,956, representing 19.73% of the Fund’s net assets.
d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
g	Interest only.
h	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
i	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2021.
j	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
H15T5Y	US Treasury Yield Curve Rate T-Note Constant Maturity 5 Year
LIBOR	London Interbank Offered Rates
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Income Builder Opportunities Trust	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
NOTE 2 – SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trust’s Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Trust’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Trust’s business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Trust may be valued using alternative methods. In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, or when the Advisor’s valuation and pricing committee determines that a valuation obtained from a pricing service is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the valuation and pricing committee will calculate a fair value for the obligation using alternative methods under procedures approved by the Trust’s Audit Committee.
Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in mutual funds are valued at net asset value (“NAV”) each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust are likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Income Builder Opportunities Trust	December 31, 2021 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of Trust investments may be significantly affected on days when shareholders cannot purchase or sell Trust shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Trust under the 1940 Act, including companies for which the Trust’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/21	Dividend Income
Thornburg Capital Management Fund	$38,506,112	$77,768,527	$(101,308,987)	$-	$-	$14,965,652	$4,631